Offerings - Offering: 1	Feb. 25, 2026 USD ($)
Offering:
Rule 457(a)	true
Security Type	Equity
Amount Registered	958,334
Proposed Maximum Offering Price per Unit	10
Maximum Aggregate Offering Price	$ 9,583,340
Offering Note
(1)	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended (the “Securities Act”).
(2)

Pursuant to Rule 416(a) under the Securities Act, there are also being registered an indeterminable number of additional securities as may be offered or issued to prevent dilution resulting from share subdivisions, stock dividends, or similar transactions.